Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-Current Assets

13.	OTHER NON-CURRENT ASSETS
Other
non-current
assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Prepayment for a new equity method investment	100,000	—
Prepayment for an office building	43,000	—
Deposits	4,000	—
Prepayment for furniture, fixtures and equipment	—	3,847
Total	147,000	3,847